EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Net Income Loss Per Share Disclosure [Abstract]
SCHEDULE OF EPS - BASIC AND DILUTED
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	For the Years Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	USD	USD	USD
Net income attributable to China Biologic Products Holdings, Inc.	128,056,302	67,943,035	104,779,307
Earnings allocated to participating nonvested shares	(3,072,170)	(2,188,633)	(2,987,429)
Net income used in basic and diluted earnings per ordinary share	124,984,132	65,754,402	101,791,878

Weighted average shares used in computing basic earnings per ordinary share	35,304,294	27,361,561	26,848,445
Diluted effect of stock option	128,665	244,062	400,699
Weighted average shares used in computing diluted earnings per ordinary share	35,432,959	27,605,623	27,249,144

Basic earnings per ordinary share	3.54	2.40	3.79
Diluted earnings per ordinary share	3.53	2.38	3.74